----------------------------------------
JOB NO. 240  GOVERNMENT REDEEMERS LETTER
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                                                           [GRAPHIC:  USGI Logo]

Dear Shareholder,

Thank you for your investment in the U.S. Government Securities Savings Fund. We hope that your recent redemption means you have reached your financial goals and are now using the income you have earned from our #1-ranked fund to make those goals a reality.

I encourage you to continue your investment in the Fund, however, since any investor can benefit from an account in this fund. You already have seen how the Fund's high yield can help your money grow, and you may be glad to have sheltered your money in the safe haven the Fund provides. Yet there are even more advantages to investing in this fund.

First, the Fund's performance exceeds that of any other government money market fund for the five-year period ended March 31, 1997. During that period, Lipper ranked the Fund #1 for having the highest yield in that category.

And the Fund continues to invest only in safe government and Treasury securities to offer you the maximum stability of principal. The U.S. Government Securities Savings Fund, like other government money market funds, is among the safest mutual fund investments in America.

If you live in a state with income taxes, the Fund's effective earnings could be even higher for you. Since the income from the Fund's portfolio of securities is exempt from state taxes, your investment will earn more money by escaping your state's tax bite.

For instant liquidity to your money, the U.S. Government Securities Savings Fund offers free, unlimited checkwriting for checks of $500 or more. If you need your money fast, simply write a check for cash or to whomever you like.

To reinvest in the Fund, simply send an investment check, or an endorsed check written to you, to:

PO Box 781234
San Antonio TX 78278-1234

Invest again with us today so your money can immediately go to work for you.

Sincerely yours,


/s/ FRANK HOLMES
Frank Holmes
Chairman & CEO

P.S. If you have redeemed to cover the cost of retirement expenses, consider the U.S. Government Securities Savings Fund for your IRA. Your retirement nest egg can enjoy the same high yield and protection as a regular account, and taxes on all earnings are deferred until you take distributions. You can even have monthly distributions made from this fund automatically. Call 1-800-873-8637 today for more information.

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For  more  complete   information,   including   charges  and   expenses,   call
1-800-US-FUNDS or visit our Web site at www.usfunds.com for a free prospectus. Please read it carefully before you invest or send money. U.S.
stands for United Services.

Lipper Analytical Services ranked the U.S. Government Securities Savings Fund #5 and #1 for the one- and five-year periods ended 3/31/97 out of 115 and 79 government money market funds, respectively.

This fund and the U.S. Treasury Securities Cash Fund, like all other mutual funds, are neither banks nor FDIC insured; nor are they backed by the U.S. government or its agencies; however, the securities which the former fund invests in are. These funds are managed to maintain a stable $1 per share value, though there is no assurance they will be able to do so. Past performance is no guarantee of future results.


                                                             7900 Callaghan Road
                                                        ........................
                                                                   MAIL ADDRESS:
                                                                  P.O. Box 29467
                                                              San Antonio, Texas
                                                                      78229-0467
                                                        ........................
                                                                Tel 210-308-1234
                                                        ........................
                                                                  1-800-US-FUNDS
                                                        ........................
                                                                Fax 210-308-1223
                                                        ........................
                                                         email shsvc@usfunds.com

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JOB NO. 245  ALL AMERICAN MORNINGSTAR STUFFER
---------------------------------------------

[FRONT OF STUFFER]
[GRAPHIC:  WATERMARK OF THE UNITED STATES FLAG]

A 5 STAR
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                                     *****
                                            For the 1-year period ended 3/31/97.
--------------------------------------------------------------------------------
ALL AMERICAN FUND

[BACK OF STUFFER]

Our BLUE-CHIP PORTFOLIO of AMERICA'S BEST-KNOWN COMPANIES has earned a FIVE-STAR RATING FROM MORNINGSTAR for its excellent performance during the past year. The U.S. ALL AMERICAN EQUITY FUND is an enhanced index fund which strives to outperform the S&P 500 by investing in blue-chip stocks with growth potential and dividend rewards.

                                          [GRAPHIC:  U.S. GLOBAL INVESTORS LOGO]
--------------------------------------------------------------------------------
Fund Information         1-800-557-2297, ext. 198

FOR MORE COMPLETE INFORMATION ABOUT U.S. GLOBAL INVESTORS' FUNDS, INCLUDING CHARGES AND EXPENSES, CALL 1-800-US-FUNDS OR VISIT US ON THE WEB AT WWW.USFUNDS.COM FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. It details the special risks, including political, currency and economic risks, of investing in emerging markets. U.S. stands for United Services. Past performance is no guarantee of future results. Investment returns and principal of accounts in non-money market funds may fluctuate so that you may have a gain or loss when you sell shares.

----------
Morningstar uses a proprietary rating system to show historical, risk-adjusted performance. These ratings may change monthly and are calculated from the funds' one-, three-, five- and ten-year (when available) average annual returns in excess of 90-day Treasury bill returns, with an appropriate adjustment for fees and expenses and with a risk factor reflecting the funds' performance below 90-day T-bill returns.The one-year ranking is calculated using the same methodology but is not a component of the overall ranking. Morningstar awards five stars to funds in the top 10% of their category, four stars to funds in the next 22.5%, three stars to the next 35%, two stars to the next 22.5% and one star to funds in the bottom 10%. Morningstar awarded the Fund 5, 4, 3 and 1 stars out of 3048, 1919, 1076 and 601 domestic equity funds for the 1-, 3-, 5- and 10-year periods ended 3/31/97. AA245

--------------------------------------
JOB NO. 246  CHINA MORNINGSTAR STUFFER
--------------------------------------
[FRONT OF STUFFER]
[GRAPHIC:  PHOTO OF BIN SHI]

BIN SHI
Portfolio Manager--China Region Opportunity Fund

The China
Region
Opportunity
Fund
ranked  #1

for one-year performance out
of all Asia ex                            [GRAPHIC:  U.S. GLOBAL INVESTORS LOGO]
Japan funds
as of 3/31/97
by Lipper
Analytical
Services.

[BACK OF STUFFER]

Growth in the China region has fueled a boom in the stock market. And the China Region Opportunity Fund has outperformed all other China funds during this unprecendented economic expansion.

--------------------------------------------------------------------------------
              To participate in the world's most exciting market,
                      call 1-800-557-2297, ext. 199 today.
--------------------------------------------------------------------------------
Morningstar awarded the Fund five stars for one-year performance as of 3/31/97.
                                     *****
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Fund Information
For more complete information about the Fund, including charges and expenses, call 1-800-US-FUNDS or visit us on the Web at www.usfunds.com for a prospectus. Read it carefully before you invest or send money. It details the special risks, including political, currency and economic risks, of investing in emerging markets.

Past performance is no guarantee of future results. Investment returns and principal will fluctuate so that you may have a gain or loss when you sell shares. Lipper Analytical Services ranked the Fund #1 out of 62 Asia ex Japan funds for the 1-year period ended 3/31/97.

Morningstar uses a proprietary rating system to show historical, risk-adjusted performance. These ratings may change monthly and are calculated from the funds' one-, three-, five- and ten-year (when available) average annual returns in excess of 90-day Treasury bill returns, with an appropriate adjustment for fees and expenses and with a risk factor reflecting the funds' performance below 90-day T-bill returns. The one-year ranking is calculated using the same methodology but is not a component of the overall ranking. Morningstar awards five stars to funds in the top 10% of their category, four stars to funds in the next 22.5%, three stars to the next 35%, two stars to the next 22.5% and one star to funds in the bottom 10%. Morningstar awarded the Fund 5 and 2 stars out of 939 and 478 international equity funds for the 1- and 3-year periods ended 3/31/97. CHI246